Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	6 Months Ended
	Jan. 31, 2023	Jul. 31, 2022	Jul. 31, 2021
Statement of Financial Position [Abstract]
Common stock, shares authorized	100,000,000	4,545,455	4,545,455
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	2,971,197	1,790,051	1,779,664
Common stock, shares outstanding	2,971,197	1,790,051	1,779,664
Warrants issued		77,554	77,554
Warrants outstanding		77,554	77,554
Reverse stock split, description	1-for-22